Organization and Principal Activities - Additional Information (Details) - USD ($)			1 Months Ended						12 Months Ended
	Sep. 27, 2018	Aug. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Apr. 30, 2016	Aug. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Aug. 02, 2018	Apr. 30, 2018
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration					$ 18,737,426
Cash payments for acquisition of equity interests									$ 4,261,580	$ 14,475,846
Cash payments for acquisition of equity interests outstanding										4,261,580
Exclusive Technology Consulting and Service Agreement
Subsidiary Or Equity Method Investee [Line Items]
Agreement termination notice period						90 days
Agreement period						10 years
Agreement automatic renewal period						10 years
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage						100.00%			100.00%
Cash consideration			$ 3,475,750		$ 18,737,426
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | August Two Thousand Eighteen Reorganization
Subsidiary Or Equity Method Investee [Line Items]
Cash payments for acquisition of equity interests									$ 9,261,300	6,000,376
Cash payments for acquisition of equity interests outstanding										9,261,300
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | September Two Thousand And Eighteen
Subsidiary Or Equity Method Investee [Line Items]
Cash payments for acquisition of equity interests									$ 89,222	3,386,528
Cash payments for acquisition of equity interests outstanding										$ 89,222
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Cash consideration				$ 15,261,676
Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage									8.36%					8.36%
Founders | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage		8.36%		8.36%
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Ownership percentage					97.50%
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage					2.50%									8.36%
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage													8.36%
Round A Investors
Subsidiary Or Equity Method Investee [Line Items]
Capital contribution from investors								$ 13,081,880				$ 13,081,880
Percentage of exchange equity interests												19.00%
Round A Investors | Founders
Subsidiary Or Equity Method Investee [Line Items]
Equity method investment, ownership percentage														8.36%
Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Capital contribution from investors							$ 24,000,000				$ 24,000,000
Percentage of exchange equity interests											12.00%
Class A Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues				9,519,000
Class A Ordinary Shares | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues				9,519,000
Class A Ordinary Shares | Founders | Third Party Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues				8,880,894
Class A Ordinary Shares | Founders | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues				9,519,000
Class A Ordinary Shares | Founders | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Third Party Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues				8,880,894
Class B Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Founders
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues				75,150,400
Class A-1 Ordinary Shares | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues		9,519,000
Class A-1 Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues			9,519,000
Class A-2 Ordinary Shares | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues	10,817,100
Class A-2 Ordinary Shares | ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”) | Round A and Round B Investors
Subsidiary Or Equity Method Investee [Line Items]
Temporary equity stock issued during period shares new issues			10,817,000